LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Operating leases
2026	$ 4,271
2027	3,112
2028	3,112
2029	2,876
2030	3,205
Thereafter	11,609
Total lease payments	28,185 [1]
Less - imputed interest	(5,827)
Present value of lease liabilities	22,358
Sublease rental payments	$ 5,593

[1]	Total lease payments are not offset by $5,593 of expected non-cancelable future sublease payments.